Taxes - Deferred tax detail recognized (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Opening balance	$ (1,825,605)	$ 6,034,706	$ 5,480,516
Deferred tax recognized in profit or loss	(2,162,575)	(1,854,603)	545,171
Increase due to business combination	96,767	(7,877,297)	(383,346)
Deferred tax recognized in other comprehensive income	4,769,474	1,535,151	89,526
ISA Deffered tax Dividends	(24,132)	(35,033)	0
Foreign currency translation	(940,785)	371,471	302,839
Closing balance	$ (86,856)	$ (1,825,605)	$ 6,034,706